STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)					1 Months Ended																										4 Months Ended				1 Months Ended			12 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended														6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended													6 Months Ended	1 Months Ended																																							1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	May 31, 2005	Dec. 31, 2004	Mar. 31, 2007 Common Stock Issued For Future Services Transaction One [Member]	Feb. 28, 2007 Common Stock Issued For Future Services Transaction One [Member]	Nov. 30, 2006 Common Stock Issued For Future Services Transaction One [Member]	Jun. 30, 2006 Common Stock Issued For Future Services Transaction One [Member]	May 31, 2006 Common Stock Issued For Future Services Transaction One [Member]	Feb. 28, 2006 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2005 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2004 Common Stock Issued For Future Services Transaction One [Member]	Jul. 31, 2004 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2005 Common Stock Issued For Future Services Transaction Two [Member]	Jun. 30, 2009 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Jan. 31, 2009 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Apr. 30, 2007 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Sep. 30, 2011 Common Stock Issued For Services Transaction One [Member]	Jun. 30, 2011 Common Stock Issued For Services Transaction One [Member]	Mar. 31, 2011 Common Stock Issued For Services Transaction One [Member]	Dec. 31, 2010 Common Stock Issued For Services Transaction One [Member]	Nov. 30, 2010 Common Stock Issued For Services Transaction One [Member]	Aug. 31, 2010 Common Stock Issued For Services Transaction One [Member]	Jul. 31, 2009 Common Stock Issued For Services Transaction One [Member]	Jun. 30, 2009 Common Stock Issued For Services Transaction One [Member]	Jan. 31, 2009 Common Stock Issued For Services Transaction One [Member]	Aug. 31, 2008 Common Stock Issued For Services Transaction One [Member]	Mar. 31, 2008 Common Stock Issued For Services Transaction One [Member]	Nov. 30, 2007 Common Stock Issued For Services Transaction One [Member]	Oct. 31, 2007 Common Stock Issued For Services Transaction One [Member]	Jan. 31, 2012 Common Stock Issued For Services Transaction One [Member] Minimum [Member]	Aug. 31, 2011 Common Stock Issued For Services Transaction One [Member] Minimum [Member]	Jan. 31, 2012 Common Stock Issued For Services Transaction One [Member] Maximum [Member]	Aug. 31, 2011 Common Stock Issued For Services Transaction One [Member] Maximum [Member]	Oct. 31, 2007 Common Stock Issued For Services Transaction Two [Member]	Jun. 30, 2009 Common Stock Issued In Private Placement Transaction One [Member]	Apr. 30, 2005 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2011 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2010 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2008 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2007 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2006 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2007 Common Stock Issued In Private Placement Transaction Two [Member]	Dec. 31, 2007 Common Stock Subscription Rescinded During Period [Member]	Jun. 30, 2013 Common Stock Issued For Commitment Shares [Member]	Dec. 31, 2011 Common Stock Issued For Commitment Shares [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2011 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Two [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Two [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Three [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Three [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Four [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Four [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Five [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Five [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Six [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Six [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Seven [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Seven [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Eight [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eight [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Ten [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eleven [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twelve [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Fifteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Sixteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Seventeen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eighteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Nineteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty-One [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty-Two [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2011 Common Stock Issued To Institutional Investor Transaction One [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Two [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Two [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Three [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Three [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Four [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Four [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Five [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Five [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Six [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Six [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Seven [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Seven [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Eight [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eight [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Ten [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eleven [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twelve [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Fifteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Sixteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Seventeen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eighteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Nineteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twenty [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twenty-One [Member]	Jun. 30, 2013 Reversal Of Common Stock Issuance [Member]	Dec. 31, 2012 Warrants Issued For Services Transaction One [Member]	May 31, 2012 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2012 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2011 Warrants Issued For Services Transaction One [Member]	Apr. 30, 2011 Warrants Issued For Services Transaction One [Member]	Jan. 31, 2011 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2010 Warrants Issued For Services Transaction One [Member]	Jan. 31, 2010 Warrants Issued For Services Transaction One [Member]	Jun. 30, 2009 Warrants Issued For Services Transaction One [Member]	May 31, 2008 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2007 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2007 Warrants Issued For Services Transaction One [Member]	May 31, 2007 Warrants Issued For Services Transaction One [Member]	Apr. 30, 2007 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2007 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2005 Warrants Issued For Services Transaction One [Member]	Sep. 30, 2005 Warrants Issued For Services Transaction One [Member]	May 31, 2005 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2007 Warrants Issued For Services Transaction Two [Member]	Apr. 30, 2007 Warrants Issued For Services Transaction Two [Member]	Mar. 31, 2008 Warrants Issued For Future Services [Member]	Apr. 30, 2007 Warrants Issued For Future Services [Member]	Jun. 30, 2006 Warrants Issued For Future Services [Member]	Dec. 31, 2005 Warrants Issued For Future Services [Member]	Jun. 30, 2013 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2008 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2005 Exercise Of Warrants Transaction One [Member]	Jun. 30, 2013 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2008 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Four [Member]	Jan. 31, 2009 Rights To Purchase Shares Issued [Member]	Jan. 31, 2009 Exercise Of Purchase Right Agreement [Member]	May 31, 2013 Options Issued For Services Transaction One [Member]	Mar. 31, 2013 Options Issued For Services Transaction One [Member]	Nov. 30, 2012 Options Issued For Services Transaction One [Member]	Aug. 31, 2012 Options Issued For Services Transaction One [Member]	Jun. 30, 2012 Options Issued For Services Transaction One [Member]	May 31, 2012 Options Issued For Services Transaction One [Member]	Mar. 31, 2012 Options Issued For Services Transaction One [Member]	Dec. 31, 2011 Options Issued For Services Transaction One [Member]	Nov. 30, 2011 Options Issued For Services Transaction One [Member]	Aug. 31, 2011 Options Issued For Services Transaction One [Member]	May 31, 2011 Options Issued For Services Transaction One [Member]	Dec. 31, 2010 Options Issued For Services Transaction One [Member]	Aug. 31, 2010 Options Issued For Services Transaction One [Member]	Jun. 30, 2009 Options Issued For Services Transaction One [Member]	Feb. 28, 2009 Options Issued For Services Transaction One [Member]	Jan. 31, 2009 Options Issued For Services Transaction One [Member]	Nov. 30, 2008 Options Issued For Services Transaction One [Member]	Aug. 31, 2008 Options Issued For Services Transaction One [Member]	Jul. 31, 2008 Options Issued For Services Transaction One [Member]	Jan. 31, 2008 Options Issued For Services Transaction One [Member]	Nov. 30, 2007 Options Issued For Services Transaction One [Member]	Feb. 28, 2006 Options Issued For Services Transaction One [Member]	May 31, 2013 Options Issued For Services Transaction Two [Member]	Nov. 30, 2012 Options Issued For Services Transaction Two [Member]	Aug. 31, 2012 Options Issued For Services Transaction Two [Member]	Feb. 28, 2006 Options Issued For Services Transaction Two [Member]	Nov. 30, 2012 Options Issued For Services Transaction Three [Member]	Nov. 30, 2012 Options Issued For Services Transaction Four [Member]	Nov. 30, 2012 Options Issued For Services Transaction Five [Member]	Nov. 30, 2012 Options Issued For Services Transaction Six [Member]	Nov. 30, 2012 Options Issued For Services Transaction Seven [Member]
Equity Issuance [Line Items]
Equity issuance, amount per share					$ 0.58	$ 0.70	$ 0.49	$ 1.45	$ 1.55	$ 0.90	$ 2.79	$ 0.12	$ 0.16	$ 2.92	$ 0.34	$ 0.25	$ 0.35	$ 1.45	$ 1.04	$ 1.45	$ 1.20	$ 0.93	$ 1.25	$ 0.75	$ 0.34	$ 0.58	$ 1.80	$ 0.75	$ 0.72	$ 0.68	$ 0.65	$ 0.90	$ 2.70	$ 1.25	$ 0.90	$ 0.34	$ 0.25	$ 1.00	$ 1.00	$ 0.60	$ 0.50	$ 0.50	$ 0.60	$ 0.50	$ 0.85	$ 1.08	$ 1.11	$ 1.64	$ 1.15	$ 1.07	$ 1.67	$ 1.36	$ 2.87	$ 1.35	$ 1.97	$ 2.59	$ 2.60	$ 1.55	$ 2.64	$ 1.19	$ 2.23	$ 1.08	$ 1.80	$ 1.06	$ 1.88	$ 1.92	$ 1.60	$ 1.93	$ 1.70	$ 1.35	$ 1.28	$ 1.28	$ 1.18	$ 1.08	$ 1.09	$ 1.04	$ 1.10	$ 1.00	$ 1.07	$ 1.013	$ 1.08	$ 1.027	$ 1.197	$ 1.037	$ 1.58	$ 1.1367	$ 1.66	$ 1.2533	$ 1.897	$ 1.34	$ 2.073	$ 1.14	$ 2.19	$ 1.04	$ 1.68	$ 1.00	$ 1.81	$ 1.53	$ 1.667	$ 1.51	$ 1.677	$ 1.13	$ 1.1267	$ 1.107	$ 1.10	$ 1.063	$ 1.02	$ 1.02	$ 1.00	$ 0.50	$ 0.78	$ 0.97	$ 1.37	$ 1.05	$ 0.98	$ 1.05	$ 1.86	$ 1.83	$ 0.85	$ 1.63	$ 0.55	$ 0.61	$ 0.56	$ 0.69	$ 0.63	$ 0.53	$ 1.45	$ 1.13	$ 0.78	$ 0.63	$ 0.83	$ 0.70	$ 1.55	$ 1.45																$ 0.33	$ 0.25	$ 0.96	$ 1.08	$ 0.27	$ 0.74	$ 0.73	$ 1.23	$ 1.37	$ 0.82	$ 0.53	$ 0.82	$ 0.97	$ 1.14	$ 1.31	$ 0.85	$ 0.38	$ 0.53	$ 0.50	$ 1.36	$ 1.48	$ 0.60	$ 0.60	$ 1.01	$ 0.81	$ 0.25	$ 0.75	$ 1.09	$ 0.24	$ 0.29	$ 0.26	$ 0.30	$ 0.28
Conversion of notes payable, price per share			$ 0.16	$ 0.16
Exercise of warrants, price per share																																																																																																																																							1.25	1.25	0.25	0.25	0.25	0.25	0.345	0.34	0.345	0.001	0.50	0.25	0.50	1.00	1.00
Exercise of options, price per share	$ 0.65	$ 0.25